Litigation and unrecognized contractual commitments - additional information (Details) € in Millions, zł in Millions, JD in Millions, $ in Billions		6 Months Ended			12 Months Ended
	Mar. 20, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 PLN (zł)	Jun. 30, 2023 JOD (JD)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 PLN (zł)
Legal proceedings contingent liability [member] | Bouygues Telecom
Disclosure of contingent liabilities [line items]
Damages sought		€ 85
Legal proceedings contingent liability [member] | Bouygues Telecom and the SDAIF Societe de Developpement pour lacces A lInfrastructure Fibre
Disclosure of contingent liabilities [line items]
Damages sought		125
P4, pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought | zł			zł 314
P4, pricing litigation first compensation claim [Member]
Disclosure of contingent liabilities [line items]
Damages sought					€ 71	zł 316
P4, pricing litigation second compensation claim [Member]
Disclosure of contingent liabilities [line items]
Damages sought		71
Zain, telecom regulator litigation [Member]
Disclosure of contingent liabilities [line items]
Damages sought		€ 323		JD 250
Korek Telecom Regulator Litigation
Disclosure of contingent liabilities [line items]
Damages awarded | $	$ 1.7